Risk Management - Net Fair Value of Risk Management Positions (Detail) MMBbls in Millions, $ in Millions	Sep. 30, 2024 CAD ($) $ / bbl MMBbls	Dec. 31, 2023 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (11)	$ 12
Power Swap Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	4
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (13)
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	2.1
Weighted Average Price | $ / bbl	71.84
Fair Value Asset (Liability)	$ 11
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	1.0
Weighted Average Price | $ / bbl	67.84
Fair Value Asset (Liability)	$ (8)
Other financial positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (5)